DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2018
DEBENTURES
Schedule of composition in debentures

Subsidiary	Issuer	Date of Issue	Main Characteristics		Interest Rate	Due Date	12/31/2018	12/31/2017
Eletronorte	Estação Transmissora de Energia S.A. - ETE	06/2011	Private subscription of the first Issue of the Subsidiary held in favor of the Amazon Development Fund (FDA), and kept in custody of the operator of the contract, Banco da Amazônia S.A., with real and surety guarantee by deposit, in four series, all of which are convertible into shares of the SPE, with or without the right to vote.	Convertible into shares	TJLP + 1,65% a.a.	07/10/2031	201,754	202,757

CHESF	Extremoz Transmissora do Nordeste – ETN S.A.	04/2017	First simple issue, non-convertible into shares issued by the Issuer, of the real guarantee type, in a single series. A total of 168,000 were issued with a nominal value of R$ 1,000.00 and distributed through the financial institution Banco Bradesco S.A.	Non-convertible into shares	IPCA + 7,0291% a.a.	01/15/2029	152,133	153,094

Santa Vitória do Palmar (b)	Eólicas Geribatu I a X	08/2014	Public issue of single series non-convertible debentures of the real guarantee type, with additional real and personal guarantee.	Non-convertible into shares	IPCA + 7,94% a.a.	09/15/2027	—	114,928

Eletrosul (a)	Transmissora Sul Brasileira de Energia - TSBE	09/2014	Public issue of single series of 77,550 single debentures non-convertible debentures of the real guarantee type, with additional real and personal guarantee, in the total amount of R$ 77,550.00 with a restricted public offering pursuant to CVM Instruction No. 476 of January 16, 2009, as amended, and other applicable provisions and regulations.	Non-convertible into shares	IPCA + 6,80% a.a.	09/15/2028	114,341	—
							468,228	470,779
Total Current Liabilities							36,073	183,432
Total Non-Current Liabilities							432,155	287,347

(a) Subsidiary TSBE by Eletrosul

In August 2018, the subsidiary Eletrosul transferred to Companhia Paranaense de Energia - COPEL the equity interests in Costa Oeste Transmissora de Energia S.A. (49%), and Marumbi Transmissora de Energia S.A. (20%), in exchange for the 20% equity interest of COPEL in Transmissora Sul Brasileira de Energia S.A. - TSBE. Prior to the exchange of shares, Eletrosul held 80% of TSBE’s share capital , and was until then jointly controlled by Eletrosul, COPEL and Marumbi Transmissora de Energia. As of September 30, 2018, after the completion of the process, TSBE became a subsidiary of Eletrosul.

(b) Santa Vitória do Palmar

On December 31, 2018, the subsidiary Santa Vitória do Palmar is classified as Asset Held for Sale. Further information can be found in note 44.

Schedule of movements in debentures

				Amortization of		Classification -
	12/31/2017	Additions	Charges	the Principal	Transfer	Held for Sale	12/31/2018
CURRENT
Financial institutions
BASA/FDA	22,658	—	16,576	(17,579)	(324)	—	21,331
Bradesco	153,094	—	11,945	(17,584)	(136,848)	—	10,607
BNDES/BRDE	7,680	—	10,595	(21,090)	5,339	(2,524)	—
CITIBANK S/A	—	5,586	2,396	(3,847)	—	—	4,135
TOTAL CURRENT	183,432	5,586	41,512	(60,100)	(131,833)	(2,524)	36,073

NON-CURRENT
Financial institutions
BASA/FDA	180,099	—	—	—	324	—	180,423
Bradesco	—	—	4,654	—	136,872	—	141,526
BNDES/BRDE	107,248	—	3,913	(10,754)	(5,339)	(95,068)	—
CITIBANK S/A	—	109,832	374	—	—	—	110,206
TOTAL NON-CURRENT	287,347	109,832	8,941	(10,754)	131,857	(95,068)	432,155

TOTAL DEBENTURES	470,779	115,418	50,453	(70,854)	24	(97,592)	468,228

					Amortization of the
	12/31/2016	Raising	Additions	Charges	the Principal	Transfer	12/31/2017
CURRENT
Financial institutions
BASA/FDA	12,442	—	—	19,006	(17,625)	8,835	22,658
Bradesco	—	168,000	—	10,533	(15,509)	(9,930)	153,094
BNDES/BRDE	—	—	7,680	—	—	—	7,680
TOTAL CURRENT	12,442	168,000	7,680	29,539	(33,134)	(1,095)	183,432

NON-CURRENT
Financial institutions
BASA/FDA	188,933	—	—	—	—	(8,834)	180,099
BNDES/BRDE	—	—	107,248	—	—	—	107,248
TOTAL NON-CURRENT	188,933	—	107,248	—	—	(8,834)	287,347
TOTAL DEBENTURES	201,375	168,000	114,928	29,539	(33,134)	(9,929)	470,779